U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Merrill Lynch World Income Fund, Inc.
     P.O. Box 9011
     Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:     811-5603

     Securities Act File Number:             33-42681

4.   (a)  Last day of fiscal year for which this Form is filed: December 31,
          2004

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of securities
          sold during the fiscal year pursuant
          to Section 24(f):                                     $0

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                                          $37,463,253

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 31, 1995, that were not
          previously used to reduce
          registration fees payable to the
          Commission:                                           $1,112,190,800

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                         $1,149,654,053

     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                      $0

     (vi) Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv):                                 $1,149,654,053

    (vii) Multiplier for determining
          registration fee (see instruction
          C.9):                                                 .0001177

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii) (enter "0"
          if no fee is due)]:                                   $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     6,344,285

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 108,789,708

7.   Interest due - if this Form is being
     filed more than 90 days after the end of
     the issuer's fiscal year (see
     instruction D):                                            $0

8.   Total of the amount of the registration
     fee due plus any interest due [line
     5(viii) plus line 7]:                                      $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ] Wire Transfer

     [ ] Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-------------------------
Vice President and Treasurer


Date:  March 28, 2005


                                      3